Related party transactions - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related party transactions
Amounts due from and prepayments to related parties	¥ 484,349	$ 74,230	¥ 927,306
Amounts due to related parties	254,255		263,659
Ziroom
Related party transactions
Amounts due from and prepayments to related parties	335,521		609,742
Amounts due to related parties	20,615		123,149
Yuanjing Mingde
Related party transactions
Amounts due from and prepayments to related parties	16,433		140,614
Amounts due to related parties	2,822		5,384
Vanlian
Related party transactions
Amounts due from and prepayments to related parties	21,618		6,289
Amounts due to related parties	879		100
IFM
Related party transactions
Amounts due from and prepayments to related parties	6,505		5,277
Amounts due to related parties	15,111		46,280
Mr. Zuo Hui, founder and chairman of the board of directors
Related party transactions
Amounts due to related parties	0		1,094
Brokerage firms
Related party transactions
Amounts due from and prepayments to related parties	11,060		5,574
Amounts due to related parties	214,335		86,867
Executive directors
Related party transactions
Amounts due from and prepayments to related parties	0		93,338
Tencent
Related party transactions
Amounts due from and prepayments to related parties	35,078		0
Others
Related party transactions
Amounts due from and prepayments to related parties	58,134		66,472
Amounts due to related parties	¥ 493		¥ 785